Borrowings (Schedule Of Senior Unsecured Notes) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Par Value	$ 10,644,500,000
Weighted Average Rate (%)	5.02%
Senior Unsecured Notes [Member] | March 2012 - 5.250% [Member]
Debt Instrument [Line Items]
Maturity Date	May 01, 2017
Rate (%)	5.00%
Date of Issuance	May 01, 2012
Par Value	$ 1,208,700,000
Senior Unsecured Notes [Member] | May 2012 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 01, 2017
Rate (%)	4.25%
Date of Issuance	Aug. 01, 2012
Par Value	$ 1,735,800,000
Senior Unsecured Notes [Member] | May 2012 - 5.375% [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 01, 2018
Rate (%)	5.25%
Date of Issuance	Mar. 01, 2012
Par Value	$ 1,500,000,000
Senior Unsecured Notes [Member] | February 2019 - 3.875% [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 01, 2019
Rate (%)	3.875%
Date of Issuance	Feb. 01, 2014
Par Value	$ 1,000,000,000
Senior Unsecured Notes [Member] | May 2020 - 5.375% [Member]
Debt Instrument [Line Items]
Maturity Date	May 01, 2020
Rate (%)	5.375%
Date of Issuance	May 01, 2012
Par Value	$ 750,000,000
Senior Unsecured Notes [Member] | August 2022 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 01, 2022
Rate (%)	5.00%
Date of Issuance	Aug. 01, 2012
Par Value	$ 1,250,000,000
Senior Unsecured Notes [Member] | August 2023 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 01, 2023
Rate (%)	5.00%
Date of Issuance	Aug. 01, 2013
Par Value	$ 750,000,000
Series C Notes [Member] | August 2012 - 4.250% [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 01, 2018
Rate (%)	6.625%
Date of Issuance	Mar. 01, 2011
Par Value	$ 700,000,000
Series C Notes [Member] | August 2012 - 5.000% [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 01, 2019
Rate (%)	5.50%
Date of Issuance	Feb. 01, 2012
Par Value	$ 1,750,000,000